Basis of Preparation and Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 Hours km	Feb. 28, 2023
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00		6.9519
Estimated useful lives of the investment properties	30 years
Bottom of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	3 months
Warranty mileage | km	5,000
Bottom of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	2 months
Product warranty running hours | Hours	300
Top of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	36 months
Warranty mileage | km	300,000
Top of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period	36 months
Product warranty running hours | Hours	7,000